Lease Liabilities - Schedule of Amounts Recognized in Profit or Loss (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation of right-of-use assets	RM 403,719	$ 90,358	RM 403,719	RM 807,438	$ 180,716
Interest expense on lease liabilities (Note 15)	62,689	14,031	100,524
Short-term lease expenses (Note 18)	35,046	7,844	32,347
Amounts related to lease liabilities recognized in profit or loss	RM 501,454	$ 112,233	RM 536,590